Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (Tables)	6 Months Ended
Jun. 30, 2022
Loss of control of Bophelo Bio Science andand Wellness (Pty) Ltd.
Schedule of financial performance and cash flow information related to discontinued operation

Six months ended June 30	2022	2021
Revenue	$32,802	$—
Operating expenses	(1,311,825)	(1,385,676)
Other (expense) income	(129,669)	(140,259)
	(1,408,692)	(1,525,935)
Loss on loss of control of subsidiary	(2,338,342)	—
Loss on discontinued operation	$(3,747,034)	$(1,525,935)

Exchange differences on translation of discontinued operations	$(83,437)	$(185,608)
Other comprehensive income from discontinued operations	$(83,437)	$(185,608)

Cash flows provided by (used in) operating activities	$316,746	$(1,066,276)
Cash flows used in investing activities	(213,669)	(483,580)
Cash flows (used in) provided by financing activities	(100,857)	3,458,087
Effects of exchange rate changes on cash and cash equivalents	(22,186)	25,117
Net change in cash (used in) provided by the subsidiary	$(19,966)	$1,933,348

Carrying amount of net assets immediately prior to loss of control of subsidiary	$2,571,054
Reclassification of foreign currency translation reserve	(232,712)
Loss on loss of control of subsidiary	$2,338,342

Schedule of carrying amounts of assets and liabilities of Bophelo Bio Science and Wellness (Pty) Ltd

As at June 30, 2022, the carrying amounts of assets and liabilities of Bophelo Bio Science and Wellness (Pty) Ltd were as follows:

Cash	$800,794
Accounts receivable	23,651
Prepayments	625,606
Property, plant and equipment	2,042,641
Right-of-use assets	1,888,715
Intangible assets	227,704
Total assets	$5,609,111

Trade and other payables	124,740
Lease liability	2,570,939
Long-term debt	342,378
Total liabilities	$3,038,057

Net assets	$2,571,054